Taxation - Summary of Deferred Tax (Detail) - GBP (£) £ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset (unrecognised)	£ 63,344	£ 55,551	£ 48,032
Losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset (unrecognised)	47,209	44,683	37,021
Loan relationships [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset (unrecognised)	443	73	421
U.S. tax credits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset (unrecognised)	12,206	10,557	9,880
R&D capitalization [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset (unrecognised)	3,001
Fixed assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset (unrecognised)	0		414
Share options [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset (unrecognised)	434	151	55
Other U.S. deferred tax [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset (unrecognised)	0	31	86
Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset (unrecognised)	0		137
Temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset (unrecognised)	£ 51	£ 56	£ 18